Loans and Borrowings - Summary of Bonds (Details)		12 Months Ended
	Oct. 16, 2017 euroPerBond oCEANE	Dec. 31, 2023 EUR (€) euroPerBond oCEANE € / shares	Dec. 31, 2022 EUR (€) euroPerBond oCEANE
OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Conversion Exchange Premium		550.00%
Bonds at origin
Disclosure of detailed information about borrowings [line items]
Reference share price | € / shares		€ 22.77
Bonds at origin | OCEANE
Disclosure of detailed information about borrowings [line items]
Conversion Exchange Premium	30.00%
Annual nominal interest rate (in percent)	3.50%
Trading period	20 days
Proportion of trading period over nominal value of OCEANEs (in percent)	150.00%
Bonds after OCEANEs buyback | OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE		1,923,662	1,923,662
Notional amount | €		€ 56,940,395.2	€ 56,940,395.2
Nominal value per unit (in EUR per bond) | euroPerBond		29.60	29.60
Effective Interest Rate		8.80%	8.80%